VANECK VIP EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 95.3%
Bermuda : 0.5%
Credicorp Ltd. (USD) 2,200 $ 409,552
Underline
Brazil : 8.5%
Arcos Dorados Holdings, Inc.
(USD) 105,000 846,300
JSL SA 510,000 451,331
MercadoLibre, Inc. (USD) * 1,850 3,609,109
NU Holdings Ltd. (USD) * 37,000 378,880
Rede D'Or Sao Luiz SA
144A * 195,100 964,141
Smartfit Escola de Ginastica
e Danca SA * 136,656 489,011
6,738,772
China : 28.2%
Alibaba Group Holding Ltd.
(ADR) 9,100 1,203,293
ANTA Sports Products Ltd.
(HKD) 40,000 439,800
BYD Co. Ltd. (HKD) 27,000 1,367,186
Full Truck Alliance Co. Ltd.
(ADR) 153,000 1,953,810
Galaxy Entertainment Group
Ltd. (HKD) 166,000 648,725
H World Group Ltd. (ADR) † 10,000 370,100
JD.com, Inc. (ADR) 29,500 1,213,040
KE Holdings, Inc. (ADR) 93,500 1,878,415
Meituan (HKD) 144A * 67,000 1,348,205
MINISO Group Holding Ltd.
(ADR) † 44,000 813,560
NetEase, Inc. (HKD) 51,500 1,057,944
PDD Holdings, Inc. (ADR) * 13,000 1,538,550
Ping An Bank Co. Ltd. 534,770 829,273
Prosus NV (EUR) 61,000 2,834,007
Proya Cosmetics Co. Ltd. 40,000 455,095
Shenzhen Inovance
Technology Co. Ltd. 99,000 929,444
Shenzhou International
Group Holdings Ltd. (HKD) 61,000 458,671
TAL Education Group (ADR) * 36,000 475,560
Tencent Holdings Ltd. (HKD) 26,000 1,661,294
Trip.com Group Ltd. (ADR) 15,000 953,700
22,429,672
Egypt : 1.1%
Commercial International
Bank - Egypt (CIB) 520,000 847,815
Underline
Georgia : 3.0%
Lion Finance Group Plc (GBP) 34,000 2,398,003
Underline
Germany : 0.6%
Delivery Hero SE 144A * 20,000 479,552
Underline
Greece : 2.8%
Eurobank Ergasias Services
and Holdings SA 370,000 993,915
Piraeus Financial Holdings
SA 230,000 1,263,790
2,257,705
Number
of Shares Value
Hungary : 1.9%
OTP Bank Nyrt 23,000 $ 1,547,483
Underline
India : 17.4%
Cholamandalam Investment
and Finance Co. Ltd. 75,900 1,348,807
Delhivery Ltd. * 100,000 295,509
HDFC Bank Ltd. 55,200 1,174,917
HDFC Bank Ltd. (ADR) 27,000 1,793,880
Jio Financial Services Ltd. * 366,000 967,220
KEI Industries Ltd. 20,000 671,177
Lemon Tree Hotels Ltd.
144A * 360,000 538,771
Oberoi Realty Ltd. 74,000 1,407,172
Phoenix Mills Ltd. 114,000 2,174,393
Reliance Industries Ltd. 234,100 3,477,436
13,849,282
Kazakhstan : 3.1%
Kaspi.kz JSC (ADR) 26,500 2,460,525
Underline
Mexico : 1.9%
BBB Foods, Inc. (USD) * 18,000 480,240
Regional SAB de CV 166,300 1,057,715
1,537,955
Philippines : 3.2%
Ayala Land, Inc. 600,000 241,851
Bloomberry Resorts Corp. 6,662,000 339,940
International Container
Terminal Services, Inc. 318,000 1,972,739
2,554,530
Poland : 2.4%
Diagnostyka SA * 10,200 351,597
InPost SA (EUR) * 75,000 1,100,720
Powszechna Kasa
Oszczednosci Bank Polski
SA 23,000 449,087
1,901,404
Russia : 0.0%
Sberbank of Russia PJSC ∞ 340,256 0
Underline
Saudi Arabia : 1.7%
Al Rajhi Bank 24,000 651,487
Saudi National Bank/The 51,000 485,997
United International
Transportation Co. 10,000 220,780
1,358,264
South Korea : 3.4%
Samsung Biologics Co. Ltd.
144A * 1,150 798,112
SK Hynix, Inc. 14,500 1,932,937
2,731,049
Taiwan : 10.5%
Chroma ATE, Inc. 123,000 1,074,812
Poya International Co. Ltd. 49,240 711,326
Taiwan Semiconductor
Manufacturing Co. Ltd. 224,000 6,308,508
Wiwynn Corp. 5,000 253,198
8,347,844
Tanzania : 1.4%
Helios Towers Plc (GBP) * 796,071 1,096,194
Underline

VANECK VIP EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Turkey : 2.3%
MLP Saglik Hizmetleri AS
144A * 179,000 $ 1,495,303
Tofas Turk Otomobil
Fabrikasi AS 73,000 344,977
1,840,280
United Arab Emirates : 1.4%
Talabat Holding Plc * 2,805,200 1,084,504
Underline
Total Common Stocks
(Cost: $56,206,216) 75,870,385
PREFERRED SECURITIES: 3.3%
Brazil : 0.9%
Itau Unibanco Holding SA 137,500 756,841
Underline
South Korea : 2.4%
Samsung Electronics Co. Ltd. 58,000 1,877,307
Underline
Total Preferred Securities
(Cost: $3,062,396) 2,634,148
Number
of Shares Value
MONEY MARKET FUND : 2.6%
(Cost: $2,066,708)
Invesco Treasury Portfolio -
Institutional Class 2,066,708 $ 2,066,708
Underline
Total Investments Before Collateral for
Securities Loaned: 101.2%
(Cost: $61,335,320) 80,571,241
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.4%
Money Market Fund: 0.4%
(Cost: $355,050)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 355,050 355,050
Total Investments: 101.6%
(Cost: $61,690,370) 80,926,291
Liabilities in excess of other assets: (1.6)% (1,272,582)
NET ASSETS: 100.0% $ 79,653,709
Definitions:
ADR American Depositary Receipt
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $1,124,477.
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $5,624,084, or 7.1% of net assets.